Income Taxes	12 Months Ended
Dec. 31, 2010
Income Taxes [Abstract]
Income Taxes

(15)	Income Taxes

Cayman Islands and British Virgin Islands

Under the current laws of the Cayman Islands and British Virgin Islands, Yingli Green Energy and Yingli Green Energy (International) Holding Company Limited (“Yingli International”) are not subject to tax on income or capital gains. In addition, upon any payment of dividend by Yingli Green Energy or Yingli International, no Cayman Islands or British Virgin Islands withholding tax is imposed.

PRC

The Company’s PRC subsidiaries file separate income tax returns. Under the new Enterprise Income Tax Law (“new EIT law”) effective on January 1, 2008, the EIT rate for all enterprises is 25%. In addition, entities that qualify as “High and New Technology Enterprises” under the new EIT law are entitled to a preferential EIT rate of 15%.

Yingli Green Energy’s PRC operating subsidiaries are subject to the following EIT rates:

•	Prior to the adoption of new EIT law, Tianwei Yingli, as a foreign invested enterprise, was entitled to an exemption from state tax for two years and a 50% reduction in state tax in the subsequent three years starting from its first profit-making year (“2+3 Holiday”). In addition, Tianwei Yingli was also entitled to an exemption from local tax for five years and a 50% reduction in local tax in the subsequent five years starting from its first profit-making year. In accordance with the PRC income tax law, Tianwei Yingli elected to defer the commencement of the abovementioned tax holidays until January 1, 2007. Further, the new EIT law and its relevant regulations provide a grandfathering treatment of the 2+3 Holiday. Therefore, for the year ended December 31, 2008, Tianwei Yingli was fully exempt from EIT.

In December 2008, Tianwei Yingli was recognized by the Chinese government as a “High and New Technology Enterprise” under the new EIT law and entitled to the preferential EIT rate of 15% from 2008 to 2010. Under the new EIT law, where the transitional preferential EIT policies and the preferential policies prescribed under the new EIT law and its implementation rules overlap, an enterprise shall choose to carry out the most preferential policy, but shall not enjoy multiple preferential policies. Tianwei Yingli has chosen to enjoy the abovementioned 2+3 Holiday grandfathering treatment instead of the preferential EIT rate of 15% available for a “High and New Technology Enterprise” under the new EIT law. As a result, Tianwei Yingli is entitled to a preferential EIT rate of 12.5% from 2009 to 2011.

•	Yingli China was established in October 2007 and was recognized by the Chinese government as a “High and New Technology Enterprise” under the new EIT law In December 2008. As a result, Yingli China is entitled to the preferential EIT rate of 15% from 2008 to 2010.

•	Fine Silicon Co., Ltd., acquired by the Company on January 7, 2009, was also recognized by the Chinese government as a “High and New Technology Enterprise” under the new EIT law in November 2009. As a result, Fine Silicon is entitled to the preferential EIT rate of 15% from 2009 to 2011.

•	For all other PRC subsidiaries, the EIT rate is 25% in 2008, 2009 and 2010.

Other countries

Yingli Green Energy Europe GmbH (“Yingli Europe”) and Yingli Green Energy Greece Sales GmbH (“Yingli Greece”), two major overseas subsidiaries of the Company, are located in Germany and subject to a corporation income tax rate of 15% plus a solidarity surcharge of 5.5% on corporation income taxes and a trade income tax rate of 12.775%, resulting in an aggregate income tax rate of 28.6%.

The components of earnings (loss) before income taxes for the years ended December 31, 2008, 2009 and 2010 are as follows:

	Year Ended December 31,
	2008	2009	2010
	RMB	RMB	RMB	US$

Cayman Islands	(147,336)	(654,814)	(341,512)	(51,744)
PRC	1,096,796	116,646	2,304,362	349,146
Other foreign countries	(7,922)	53,607	68,649	10,401

Total earnings (loss) before income taxes	941,538	(484,561)	2,031,499	307,803

Income tax expense (benefit) in the consolidated statements of operations consists of the following:

	Year Ended December 31,
	2008	2009	2010
	RMB	RMB	RMB	US$

Current tax expense:
PRC	2,996	94,169	323,539	49,020
Other countries	1,486	9,253	24,998	3,788

Total current income tax expense	4,482	103,422	348,537	52,808

Deferred PRC income tax benefit	(10,070)	(135,253)	(15,071)	(2,284)
Total income tax expense (benefit)	(5,588)	(31,831)	333,466	50,524

The actual income tax expense (benefit) reported on the consolidated statements of operations differs from the amounts computed by applying the PRC EIT rate of 25% in 2008, 2009 and 2010 to earnings (loss) before income taxes as a result of the following:

	Year Ended December 31,
	2008	2009	2010
	RMB	RMB	RMB	US$

Computed “expected” tax expense (benefit)	235,385	(121,140)	507,875	76,951
Tax rate differential, preferential rate	(340)	22,923	(98,715)	(14,957)
Non-PRC tax rate differential	23,849	140,327	107,259	16,250
Tax holiday	(275,573)	(69,218)	(127,864)	(19,373)
Research and development tax credit	(6,625)	(27,468)	(78,525)	(11,898)
Non-deductible expenses:
Staff welfare in excess of allowable limits	—	1,666	1,099	167
Share-based compensation	15,126	19,006	18,688	2,832
Entertainment expenses	971	1,075	1,502	228
Others	1,619	998	2,147	324

Actual income tax expense (benefit)	(5,588)	(31,831)	333,466	50,524

Without the tax holiday the Company’s net income (loss) attributable to Yingli Green Energy would have decreased (increased) by RMB 196,873, RMB (51,226) and RMB 94,632 (US$14,338) for the years ended December 31, 2008, 2009 and 2010, respectively. Basic and diluted earnings (loss) per share for such years would have decreased (increased) as follows:

	Year Ended December 31,
	2008	2009	2010
	RMB	RMB	RMB	US$

Basic earnings (loss) per share	1.55	(0.37)	0.62	0.09
Diluted earnings (loss) per share	1.52	(0.37)	0.59	0.09

The principal components of the deferred income tax assets and deferred income tax liabilities are as follows:

	December 31,
	2009	2010
	RMB	RMB	US$

Gross deferred income tax assets:
Accounts receivable and prepayments to suppliers	68,886	62,534	9,475
Inventories	1,821	2,954	448
Employee benefits	986	1,692	256
Accrued warranty	43,350	71,869	10,889
Property, plant and equipment	11,569	10,903	1,652
Change in fair value of derivative instruments	7,187	7,955	1,205
Tax loss carryforwards	4,131	13,858	2,100

Total gross deferred income tax assets	137,930	171,765	26,025

Gross deferred income tax liabilities:
Property, plant and equipment	(12,674)	(37,041)	(5,612)
Intangible assets	(39,271)	(33,143)	(5,021)
Change in fair value of derivative instruments	—	(525)	(80)

Total gross deferred income tax liabilities	(51,945)	(70,709)	(10,713)

Net deferred income tax assets	85,985	101,056	15,312

	December 31,
	2009	2010
	RMB	RMB	US$

Current deferred income tax assets, included in prepaid expenses and other current assets	78,284	85,117	12,897
Non-current deferred income tax assets, included in other assets	15,941	15,939	2,415
Non-current deferred income tax liabilities, included in other liabilities	(8,240)	—	—

Net deferred income tax assets	85,985	101,056	15,312

Tax loss carryforwards of the Company’s PRC subsidiaries amounted to RMB 89,787 as of December 31, 2010, of which RMB 8,020, RMB 25,906 and RMB 55,861 will expire if unused by December 31, 2013, 2014 and 2015, respectively.

In assessing the realizability of deferred income tax assets, management considers whether it is more likely than not that some portion or all of the deferred income tax assets will not be realized. The ultimate realization of deferred income tax assets is dependent upon the generation of future taxable income during the periods in which those temporary differences become deductible. Management considers the scheduled reversal of deferred income tax liabilities, projected future taxable income, and tax planning strategies in making this assessment. Based upon the level of historical taxable income and projections for future taxable income over the periods in which the deferred income tax assets are deductible or utilized, management believes it is more likely than not that the Company will realize the benefits of these deductible differences. Therefore, no valuation allowance has been provided against deferred income tax assets as of December 31, 2009 and December 31, 2010. The amount of the deferred income tax asset considered realizable, however, could be reduced in the near term if estimates of future taxable income are reduced.

The new EIT law and its relevant regulations impose a withholding income tax at 10%, unless reduced by a tax treaty, for dividends distributed by a PRC-resident enterprise to its immediate holding company outside the PRC for earnings accumulated beginning on January 1, 2008 and undistributed earnings generated prior to January 1, 2008 are exempt from such withholding tax. As of December 31, 2010, the Company has not recognized a deferred income tax liability of RMB 304,550 (US$46,144) for the undistributed earnings of RMB 3,045,498 (US$461,439) generated by the PRC subsidiaries in 2008, 2009 and 2010 as the Company plans to indefinitely reinvest these earnings in the PRC.

The German tax law and its relevant regulations impose a withholding income tax at 26.375% for dividends distributed by a Germany-resident enterprise to its immediate holding company outside Germany. As of December 31, 2010, the Company has not recognized a deferred income tax liability of RMB 21,518 (US$3,260) for the undistributed earnings of RMB 81,586 (US$12,362) generated by the subsidiaries in Germany.

For each of the years ended December 31, 2008, 2009 and 2010, the Company did not have any unrecognized tax benefits and thus no interest and penalties related to unrecognized tax benefits were recorded. In addition, the Company does not expect that the amount of unrecognized tax benefits will change significantly within the next 12 months. According to the PRC Tax Administration and Collection Law, the statute of limitations is three years if the underpayment of taxes is due to computational errors made by the taxpayer or the withholding agent. The statute of limitations is extended to five years under special circumstances where the underpayment of taxes is more than RMB 100 (US$15). In the case of transfer pricing issues, the statute of limitation is ten years. There is no statute of limitation in the case of tax evasion. The tax returns of the Company’s PRC subsidiaries for the tax years 2005 to 2010 are open to examination by the relevant tax authorities.